EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares
Number of classes of units (in shares)	1		1
Par value per share (in USD per share) | $ / shares	$ 25.93		$ 25.93
Distributions to exchangeable shareholders | $	$ 5	$ 4	$ 9	$ 9
Exchangeable Shares
Shares exchanged to LP Units (in shares)			184	3
Number of shares outstanding (in shares)	69,996,739		69,996,739		72,954,446
Exchangeable Shares | Brookfield
Proportion of issued and outstanding shares held	67.00%		67.00%
Class B shares
Shares exchanged to LP Units (in shares)			0
Number of shares outstanding (in shares)	1		1		1